The following amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations: (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
F A F [Member]
IfrsStatementLineItems [Line Items]
DefinedBenefitPlanExpectedFutureBenefitPaymentsYearFour1	R$ 214,310
2022	218,072
2023	217,778
2024	217,939
[custom:DefinedBenefitPlanExpectedFutureBenefitPaymentsYear1-0]	218,487
2025	R$ 1,115,111
Weighted average duration - in years	11 years 11 months 4 days
Plan I I [Member]
IfrsStatementLineItems [Line Items]
DefinedBenefitPlanExpectedFutureBenefitPaymentsYearFour1	R$ 1,937
2022	1,923
2023	1,908
2024	1,889
[custom:DefinedBenefitPlanExpectedFutureBenefitPaymentsYear1-0]	1,869
2025	R$ 8,914
Weighted average duration - in years	9 years 8 months 9 days